GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived intangible assets	$ 2,340	$ 2,340
Amortization of intangibles	$ 3,531	$ 2,410	$ 2,473